Material accounting policies (Tables)	12 Months Ended
Dec. 31, 2023
Material accounting policies
Schedule of Consumer Price Indices used for the relevant hyperinflationary adjustments

Country	Index at 1 January 2023	Index at 31 December 2023
Argentina	1,134.59	3,533.19
Ghana	162.80	200.50
Lebanon	2,045.46	5,978.13
Turkey	1,128.45	1,859.38